Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
EBP, Company Contributions Vesting Schedule	Company contributions are vested upon a participant’s reaching normal retirement age, upon an active participant’s death or under the following schedule:

Years of Service	Vested Percentage (%)
Less than 1	0
1	20
2	40
3	60
4	80
5 or more	100